Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 10,520,690	₩ 10,218,165
Less: cash and cash equivalents	(3,716,680)	(2,879,554)	₩ (2,449,062)	₩ (3,019,592)
Net debt	6,804,010	7,338,611
Total equity	17,967,561	18,542,575	₩ 18,412,696	₩ 16,567,161
Total capital	₩ 24,771,571	₩ 25,881,186
Gearing ratio	27.00%	28.00%